Commitments And Contingencies (Narrative) (Q2) (Details)	6 Months Ended	12 Months Ended	60 Months Ended	66 Months Ended
	Jun. 30, 2020 USD ($) $ / shares $ / bbl shares	Dec. 31, 2019 USD ($) $ / shares $ / bbl shares	Dec. 31, 2019 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	May 14, 2020 Item
Loss Contingencies [Line Items]
Cost reduction			$ 377,000	$ 365,000
Cost reduction paid into common stock	$ 52,000	$ 49,000
Shares issued for services | shares	94,000	100,000
Share price | $ / shares	$ 0.55	$ 0.49	$ 0.49	$ 0.55
Period of trailing average of WTI	30 days	30 days
Cost reduction liability accrued	$ 0			$ 0
Number of orders | Item					3
Minimum [Member] | West Texas Intermediate [Member]
Loss Contingencies [Line Items]
Compensation reduction | $ / bbl	70	70
Compensation reimbursement | $ / bbl	85	85